Subsequent Events (Details) ₪ / shares in Units, ₪ in Millions, $ / shares in Millions, $ in Millions							1 Months Ended
	Sep. 14, 2025	Sep. 04, 2025 USD ($)	Jul. 31, 2025	Jul. 28, 2025 $ / shares shares	Jul. 28, 2025 ILS (₪) ₪ / shares shares	Jul. 22, 2025 ILS (₪)	Sep. 30, 2025 USD ($)	Apr. 30, 2025
Subsequent Events [Line Items]
Percentage of outstanding shares								7.50%
Forecast [Member]
Subsequent Events [Line Items]
Line of credit (in Dollars)							$ 5.0
Term of line of credit							1 year
Percentage of bearing interest of prime rate							0.75%
Aggregate received (in Dollars)		$ 11.8
Repayment of loan (in Dollars)		$ 5.0
Minority interest, percentage	70.00%
Top of Range [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of bearing interest of prime rate							7.75%
Bottom of Range [Memeber] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of bearing interest of prime rate							5.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interest held, percentage			51.00%			50.00%
Purchase agreement terms			9 years
Percentage of PPA capacity			75.00%
Percentage of outstanding shares						19.875%
Percentage of additional purchases						15.00%
Outstanding shares (in New Shekels) | ₪						₪ 424.4
Ordinary shares issued (in Shares) | shares				926,000	926,000
Private placement price per share | (per share)				$ 16.3	₪ 54
Gross proceeds (in New Shekels) | ₪					₪ 50.0